Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2013
Available-for-sale Securities
Schedule of available-for-sale securities
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)

Balance at the beginning of the year	—	—	—
Acquired at amortized cost during the year	—	17,778,718	2,916,026
Unrealized holding loss recognized in other comprehensive income during the year	—	(994,849)	(163,173)
Other-than-temporary impairment charged during the year	—	—	—
Balance at the end of the year	—	16,783,869	2,752,853